THE RBB FUND, INC.

Robeco Investment Funds

 (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated March 7, 2012

to the Institutional Class Prospectus

dated December 31, 2011, as revised January 13, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the payment of a transaction fee equal to a percentage of the net asset value of the Shares redeemed that are held for less than the period of time as indicated in the prospectus shall not apply to redemptions of Shares by certain investors who systematically trade in and out of a Fund based on model portfolio allocations.  Accordingly, the third through fifth sentences of the third paragraph in the “Redemption of Fund Shares” section on page 55 of the Prospectus are hereby replaced with the following:

There is generally no charge for a redemption. However, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations, if a shareholder of the Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of a Fund based on model portfolio allocations, if a shareholder of the Robeco WPG Small/Micro Cap Value Fund, the Robeco Boston Partners Small Cap Value Fund II, the Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund or Robeco Boston Partners International Equity Fund redeems Shares held for less than 60 days, a transaction fee of 2%, 1%, 1%, 1% or 1%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged.

And the second sentence of the second paragraph under the heading “Transaction Fees on Certain Redemptions” in the “Redemption of Fund Shares” section on page 57 of the Prospectus is hereby revised as follows:

The fee does not apply to: (i) defined contribution plans, (ii) redeemed Shares that were purchased through reinvested dividends or capital gain distributions, or (iii) redemptions of Shares by certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated March 7, 2012

to the Investor Class Prospectus

dated December 31, 2011, as revised January 13, 2012

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the payment of a transaction fee equal to a percentage of the net asset value of the Shares redeemed that are held for less than the period of time as indicated in the prospectus shall not apply to redemptions of Shares by certain investors who systematically trade in and out of a Fund based on model portfolio allocations.  Accordingly, the third through fifth sentences of the third paragraph in the “Redemption of Fund Shares” section on pages 49-50 of the Prospectus are hereby replaced with the following:

There is generally no charge for a redemption. However, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations, if a shareholder of the Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans and certain clients of financial intermediaries who systematically trade in and out of a Fund based on model portfolio allocations, if a shareholder of the Robeco WPG Small/Micro Cap Value Fund, the Robeco Boston Partners Small Cap Value Fund II, the Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund or Robeco Boston Partners International Equity Fund redeems Shares held for less than 60 days, a transaction fee of 2%, 1%, 1%, 1% or 1%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged.

And the second sentence of the second paragraph under the heading “Transaction Fees on Certain Redemptions” in the “Redemption of Fund Shares” section on page 51 of the Prospectus is hereby revised as follows:

The fee does not apply to: (i) defined contribution plans, (ii) redeemed Shares that were purchased through reinvested dividends or capital gain distributions, or (iii) redemptions of Shares by certain clients of financial intermediaries who systematically trade in and out of the Fund based on model portfolio allocations.

Please retain this Supplement for future reference.